Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 193,829	$ 337,595
Prepaid expenses	25,750	171,837
Total Current Assets	219,579	509,432
Marketable Securities held in Trust Account	120,600,737	116,728,213
Total Assets	120,820,316	117,237,645
Current liabilities
Accounts payable	720,507
Accrued expenses and other current liabilities	386,701	125,821
Income tax payable	159,122
Franchise tax payable	200,000	120,647
Sponsor Working Capital Loan	150,000
Total Current Liabilities	1,616,330	246,468
Deferred underwriter fee payable	3,450,000	3,450,000
Warrant liability	643,213	4,243,039
Total Non-Current Liabilities	4,093,213	7,693,039
Total Liabilities	5,709,543	7,939,507
Commitments and Contingencies (Note 6)
Redeemable Class A Common Stock
Redeemable Class A common stock, $0.000001 par value; 100,000,000 shares authorized; 11,500,000 shares at redemption value of $10.45 and $10.15 per share at December 31, 2022 and 2021, respectively	120,141,615	116,725,000
Stockholders’ Deficit
Preferred stock, $0.000001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital
Accumulated deficit	(5,030,848)	(7,426,866)
Total Stockholders’ Deficit	(5,030,842)	(7,426,862)
Total Liabilities, Redeemable Class A Common Stock and Stockholders’ Deficit	120,820,316	117,237,645
Common Class A [Member]
Redeemable Class A Common Stock
Redeemable Class A common stock, $0.000001 par value; 100,000,000 shares authorized; 11,500,000 shares at redemption value of $10.45 and $10.15 per share at December 31, 2022 and 2021, respectively	120,141,615	116,725,000
Stockholders’ Deficit
Common stock value	3	1
Common Class B [Member]
Stockholders’ Deficit
Common stock value	$ 3	$ 3